Significant Accounting Policies (Depreciation Rates and Estimated Useful Life) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.94%	2.83%	2.78%
Generation | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.94%	2.83%	2.78%
Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.55%	2.47%	2.42%
Transmission | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.54%	2.36%	2.33%
Transmission | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.40%	2.43%	2.46%
Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	3.00%	3.02%	3.11%
Distribution | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	3.32%	3.32%	3.33%
Storage
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.48%	2.29%	2.42%
Storage | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.45%	2.19%	2.44%
Gas Gathering and Processing
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.21%	2.66%	3.19%
Gas Gathering and Processing | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.42%	2.58%	3.20%
General and Other
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	4.89%	4.12%	3.67%
General and Other | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	4.68%	3.49%	3.40%
General and Other | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	4.96%	4.54%	4.72%
Distribution | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	2.42%	2.55%	2.45%
Merchant Generation Nuclear
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	44 years
Minimum | Merchant Generation-Other
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Minimum | Nonutility Gas Gathering and Processing
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Minimum | Nonutility Gas Gathering and Processing | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Minimum | General and Other
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Maximum | Merchant Generation-Other
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	40 years
Maximum | Nonutility Gas Gathering and Processing
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	50 years
Maximum | Nonutility Gas Gathering and Processing | Dominion Energy Gas Holdings, LLC
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	50 years
Maximum | General and Other
Public Utility, Property, Plant and Equipment [Line Items]
Estimated Useful Lives	59 years